Share based compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 27, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning		2,414,303
Exercised	(1,833,596)	(516,025)
Outstanding at the end			2,414,303
Options vested and exercisable		1,004,883
Weighted average exercise price
Outstanding at the beginning (in dollars per share)		$ 2.17
Outstanding at the end (in dollars per share)			$ 2.17
Options vested and exercisable		$ 2.25
Weighted average remaining remaining term (in years)
Outstanding			8 years 2 months 12 days
Options vested and exercisable		6 years 2 months 12 days
Aggregate intrinsic value
Outstanding at the beginning (in dollars)		$ 53,660
Outstanding at the end (in dollars)			$ 53,660
Options vested and exercisable		$ 3,056
2016 Omnibus Inventive Plan [Member]
Number of shares
Granted		892,224
Forfeited		(390,187)
Exercised		(516,025)
Outstanding at the end		2,400,315
Weighted average exercise price
Granted (in dollars per share)		$ 13.95
Forfeited (in dollars per share)		(3.73)
Exercised (in dollars per share)		(2.23)
Outstanding at the end (in dollars per share)		$ 6.28
Weighted average remaining remaining term (in years)
Outstanding		7 years 9 months 18 days
Granted (in years)		9 years 10 months 24 days
Aggregate intrinsic value
Granted (in dollars)		$ 3,825
Forfeited		(7,562)
Exercised (in dollars)		(3,645)
Outstanding at the end (in dollars)		$ 4,224
As previously reported
Number of shares
Outstanding at the beginning (as previously reported)			486,755
Weighted average exercise price
Outstanding at the beginning (as previously reported)			$ 10.79
Weighted average remaining remaining term (in years)
Outstanding at the beginning (as previously reported) (in years)			8 years 9 months 18 days
Aggregate intrinsic value
Outstanding at the beginning (as previously reported) (in dollars)			$ 19,572
Retroactive application of reverse recapitalization
Number of shares
Retroactive application of reverse recapitalization			1,927,548
Weighted average exercise price
Retroactive application of reverse recapitalization			$ (8.62)